Schedule of movement of allowances for expected credit loss (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Credit Loss [Abstract]
Balance at January 1, 2025 and 2024	$ 1,486,333	$ 1,371,341
Addition	807	69,474
Foreign exchange difference	83,208	45,518
Balance at June 30, 2025 and December 31, 2024	$ 1,570,348	$ 1,486,333